SHARE-BASED COMPENSATION (Schedule of Assumptions for Option Grants) (Details) (Share options [Member])	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Employee [Member] | Five years vesting period [Member]
Assumptions for options with 5 years vesting period after grant date
Minimum risk-free interest rates (as a percent)	1.37%	[1]	1.55%	[1]	1.04%	[1]
Maximum risk-free interest rates (as a percent)	1.75%	[1]	1.62%	[1]	1.57%	[1]
Expected dividend yield (as a percent)		[2]		[2]		[2]
Minimum expected volatility (as a percent)	67.00%	[3]	52.00%	[3]	50.00%	[3]
Maximum expected volatility (as a percent)	68.00%	[3]	53.00%	[3]	51.00%	[3]
Employee [Member] | Five years vesting period [Member] | Minimum [Member]
Assumptions for options with 5 years vesting period after grant date
Expected life	6 years 4 months 17 days	[4]	5 years 4 months 24 days	[4]	5 years 8 months 12 days	[4]
Employee [Member] | Five years vesting period [Member] | Maximum [Member]
Assumptions for options with 5 years vesting period after grant date
Expected life	6 years 5 months 19 days	[4]	6 years 2 months 12 days	[4]	5 years 9 months 18 days	[4]
Employee [Member] | One year vesting period [Member]
Assumptions for options with 5 years vesting period after grant date
Minimum risk-free interest rates (as a percent)					0.18%	[1]
Maximum risk-free interest rates (as a percent)					0.21%	[1]
Risk-free interest rate (as a percent)	0.10%	[1]	0.13%	[1]
Expected life	1 year	[4]	1 year	[4]	1 year	[4]
Expected dividend yield (as a percent)		[2]		[2]		[2]
Minimum expected volatility (as a percent)	67.00%	[3]	52.00%	[3]	52.00%	[3]
Maximum expected volatility (as a percent)	68.00%	[3]	53.00%	[3]	59.00%	[3]
Non-employee [Member] | Five years vesting period [Member]
Assumptions for options with 5 years vesting period after grant date
Minimum risk-free interest rates (as a percent)	0.10%	[5]	0.65%	[5]	0.56%	[5]
Maximum risk-free interest rates (as a percent)	1.37%	[5]	1.85%	[5]	1.22%	[5]
Expected dividend yield (as a percent)		[2]		[2]		[2]
Minimum expected volatility (as a percent)	67.00%	[3]	45.00%	[3]	50.00%	[3]
Maximum expected volatility (as a percent)	68.00%	[3]	49.00%	[3]	51.00%	[3]
Non-employee [Member] | Five years vesting period [Member] | Minimum [Member]
Assumptions for options with 5 years vesting period after grant date
Expected life	1 year	[6]
Non-employee [Member] | Five years vesting period [Member] | Maximum [Member]
Assumptions for options with 5 years vesting period after grant date
Expected life	6 years 5 months 19 days	[6]
Non-employee [Member] | One year vesting period [Member]
Assumptions for options with 5 years vesting period after grant date
Expected life			1 year	[6]	5 years	[6]

[1]	The risk-free interest rate is based on the United States Treasury Bill for a term of 1, 5 or 7 years which is consistent with the expected life of the awards.
[2]	The Company currently has no history or expectation of paying dividends on its ordinary shares.
[3]	The Company estimated volatility based on the historical volatilities of the Company.
[4]	The Company calculates the expected life of share options based on its employees' historical experience.
[5]	The risk-free interest rate is based on the United States Treasury Bill for a term of 5 years consistent with the expected life of the awards.
[6]	The Company uses a vesting term of 5 years as the expected life of share options, except for performance based options which had an exercise price of $0.0001 and a 1 year vesting term period based on historical experience.